Summary of Significant Accounting Policies (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 12, 2022	Dec. 31, 2023
Estimated useful life	5 years					5 years
Equipment		$ 52,000
Accumulated depreciation	$ 45,067	$ 34,667				$ 45,067
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor			Predecessor	Successor
Depreciation		$ 532	$ 2,600	$ 2,600	$ 9,868	$ 10,400
Company valuation						85,000,000
Operating lease right of use asset	$ 7,839	$ 98,371				7,839
Accounting Standards Update 2016-02 [Member]
Operating lease right of use asset	182,732					182,732
Operating lease liability	199,642					199,642
Deferred rent	$ 16,910					$ 16,910